EMPLOYEE BENEFITS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFITS EXPENSES
Salaries and wages	$ 9,244,473	$ 10,155,918	$ 8,688,806
Pension plan and employment insurance	509,966	583,093	517,592
Contribution to defined contribution pension plan	194,123	209,494	279,968
Health benefits	613,918	810,609	744,297
Cash-based employee expenses	10,562,480	11,759,114	10,230,663
Share-based payments	2,484,542	1,810,111	4,114,165
Total employee benefits expense	$ 13,047,022	$ 13,569,225	$ 14,344,828